Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Commitments [Line Items]
Commitments to extend credit	¥ 1,926,878	¥ 2,247,433
Commitments to invest	26,744	15,278
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	955,800	1,288,774
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 971,078	¥ 958,659